Exhibit 1. Consolidated subsidiaries, associates and joint ventures - Consolidated subsidiaries (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Equity	$ 53,499,363	$ 58,231,628	$ 57,107,780	$ 48,215,699
Profit (loss) of the year	2,737,853	15,005,155	12,355,390
Total assets	137,694,169	133,890,296
Total liabilities	$ 84,194,806	$ 75,658,668
Equion Energia Limited
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Ownership interest Ecopetrol, joint venture	51.00%	51.00%
Equity	$ 2,499,319	$ 2,234,067
Profit (loss) of the year	144,019	396,380	421,511
Total assets	2,630,351	2,625,837
Total liabilities	$ 131,032	$ 391,770
Equion Energia Limited | Joint ventures
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Functional currency	U.S. dollar
Ownership interest Ecopetrol, joint venture	51.00%
Activity, joint venture	Exploration, exploitation and production of hydrocarbons
Country/Domicile, joint venture	United Kingdom
Geographic area of operations, joint venture	Colombia
Equity	$ 2,499,319
Profit (loss) of the year	167,727
Total assets	2,630,351
Total liabilities	$ 131,032
Offshore International Group
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Ownership interest Ecopetrol, joint venture	50.00%	50.00%
Equity	$ 543,620	$ 736,847
Profit (loss) of the year	(237,751)	(48,247)	$ (322,969)
Total assets	1,568,795	1,766,271
Total liabilities	$ 1,025,175	$ 1,029,424
Offshore International Group | Joint ventures
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Functional currency	U.S. dollar
Ownership interest Ecopetrol, joint venture	50.00%
Activity, joint venture	Exploration, exploitation and production of hydrocarbons
Country/Domicile, joint venture	United States
Geographic area of operations, joint venture	Peru
Equity	$ 543,621
Profit (loss) of the year	(237,752)
Total assets	1,568,795
Total liabilities	$ 1,025,174
Ecodiesel Colombia S.A | Joint ventures
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Functional currency	Colombian peso
Ownership interest Ecopetrol, joint venture	50.00%
Activity, joint venture	Production, commercialization and distribution of biofuels and oleochemicals
Country/Domicile, joint venture	Colombia
Geographic area of operations, joint venture	Colombia
Equity	$ 103,344
Profit (loss) of the year	29,188
Total assets	167,801
Total liabilities	$ 64,457
Gases del Caribe S.A. E.S.P. [member] | Associates
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Functional currency	Colombian peso
Ownership interest Ecopetrol, associate	25.40%
Activity, associate	Natural gas distribution and commercialization
Country/Domicile, associate	Colombia
Geographic area of operations, associate	Colombia
Equity	$ 489,367
Profit (loss) of the year	278,329
Total assets	2,132,231
Total liabilities	$ 1,642,864
Gas Natural del Oriente S.A. E.S.P. | Associates
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Functional currency	Colombian peso
Ownership interest Ecopetrol, associate	17.91%
Activity, associate	Natural gas distribution and commercialization
Country/Domicile, associate	Colombia
Geographic area of operations, associate	Colombia
Equity	$ 111,181
Profit (loss) of the year	52,956
Total assets	202,644
Total liabilities	$ 91,463
Gases de la Guajira S.A. E.S.P. | Associates
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Functional currency	Colombian peso
Ownership interest Ecopetrol, associate	5.36%
Activity, associate	Natural gas distribution and commercialization
Country/Domicile, associate	Colombia
Geographic area of operations, associate	Colombia
Equity	$ 55,265
Profit (loss) of the year	18,128
Total assets	170,937
Total liabilities	$ 115,672
E2 Energa Eficiente S. A. E.S.P. | Associates
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Functional currency	Colombian peso
Ownership interest Ecopetrol, associate	9.92%
Activity, associate	Energy services, supply, optimization, development, renewal and innovation of energy resources and infrastructure
Country/Domicile, associate	Colombia
Geographic area of operations, associate	Colombia
Equity	$ 28,802
Profit (loss) of the year	4,062
Total assets	93,736
Total liabilities	$ 64,934
Colombiana de Extrusion S.A. -Extrucol S.A. | Associates
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Functional currency	Colombian peso
Ownership interest Ecopetrol, associate	18.16%
Activity, associate	Production of pipes and accessories in polyethylene
Country/Domicile, associate	Colombia
Geographic area of operations, associate	Colombia
Equity	$ 39,620
Profit (loss) of the year	7,493
Total assets	66,110
Total liabilities	$ 26,490
Serviport S.A | Associates
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Functional currency	Colombian peso
Ownership interest Ecopetrol, associate	49.00%
Activity, associate	Services for the support of loading and unloading of oil ships, supply of equipment, technical inspections and load measurements
Country/Domicile, associate	Colombia
Geographic area of operations, associate	Colombia
Equity	$ 17,430
Profit (loss) of the year	568
Total assets	45,457
Total liabilities	$ 28,027
Sociedad Portuaria Olefinas y Derivados S.A. [Member] | Associates
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Functional currency	Colombian peso
Ownership interest Ecopetrol, associate	50.00%
Activity, associate	Construction, use, maintenance and administration of port facilities, ports, private docks
Country/Domicile, associate	Colombia
Geographic area of operations, associate	Colombia
Equity	$ 4,432
Profit (loss) of the year	562
Total assets	8,196
Total liabilities	$ 3,764